Profit Before Income Tax - Summary of Depreciation and Amortization (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Analysis of income and expense [Line Items]
Property, plant and equipment depreciation	$ 1,303,293	$ 39,893,786	$ 28,625,287	$ 28,961,614
Investment properties	12,828	392,667	122,231
Intangible assets amortization	78,486	2,402,450	457,666	508,823
Depreciation and amortization	1,394,607	42,688,903	29,205,184	29,470,437
Depreciation expense	1,316,121	40,286,453	28,747,518	28,961,614
Operating costs [member]
Analysis of income and expense [Line Items]
Intangible assets amortization	45,562	1,394,664	140,175	152,987
Depreciation expense	1,238,257	37,903,050	26,731,714	26,948,106
Operating expenses [member]
Analysis of income and expense [Line Items]
Intangible assets amortization	32,924	1,007,786	317,491	355,836
Depreciation expense	$ 77,864	$ 2,383,403	$ 2,015,804	$ 2,013,508